Contingent consideration - Narrative (Details)	12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($) milestone	Dec. 31, 2016 USD ($)	Sep. 20, 2013 USD ($)
Disclosure of contingent liabilities [line items]
Fair value of contingent consideration	$ 4,028,000		$ 3,792,000
Revaluation of contingent consideration	$ 236,000	$ 502,000
Bottom of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement	50.00%	50.00%
Top of range
Disclosure of contingent liabilities [line items]
Probability of the success of milestone achievement	74.00%	75.00%
Level 3 of fair value hierarchy
Disclosure of contingent liabilities [line items]
Effect of 10% increase in probability of success	$ 622,000
Effect of 10% decrease in probability of success	620,000
Effect of 12% increase in discount rate	172,000
Effect of 8% decrease in discount rate	185,000
Joint ventures where entity is venturer
Disclosure of contingent liabilities [line items]
Amount of contingent consideration				$ 10,000,000
Payment for contingent consideration liability	$ 0	$ 2,150,000
Number of milestones achieved | milestone		2
Income approach
Disclosure of contingent liabilities [line items]
Discount rate used in estimate in the value of contingent consideration	10.00%	10.00%